Commissions and fees (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commissions and fees
Commissions and fees	SFr 8,853	SFr 13,165	SFr 11,853
Lending business
Commissions and fees
Commissions and fees	1,438	1,877	1,631
Investment and portfolio management
Commissions and fees
Commissions and fees	3,079	3,497	3,187
Other securities business
Commissions and fees
Commissions and fees	61	56	66
Fiduciary business
Commissions and fees
Commissions and fees	3,140	3,553	3,253
Underwriting
Commissions and fees
Commissions and fees	491	2,493	2,255
Brokerage
Commissions and fees
Commissions and fees	2,265	3,069	3,244
Underwriting and brokerage
Commissions and fees
Commissions and fees	2,756	5,562	5,499
Other services
Commissions and fees
Commissions and fees	1,519	2,173	1,470
Bank
Commissions and fees
Commissions and fees	8,861	13,180	11,850
Bank | Lending business
Commissions and fees
Commissions and fees	1,431	1,870	1,612
Bank | Investment and portfolio management
Commissions and fees
Commissions and fees	3,028	3,401	3,087
Bank | Other securities business
Commissions and fees
Commissions and fees	61	59	73
Bank | Fiduciary business
Commissions and fees
Commissions and fees	3,089	3,460	3,160
Bank | Underwriting
Commissions and fees
Commissions and fees	560	2,560	2,348
Bank | Brokerage
Commissions and fees
Commissions and fees	2,265	3,088	3,246
Bank | Underwriting and brokerage
Commissions and fees
Commissions and fees	2,825	5,648	5,594
Bank | Other services
Commissions and fees
Commissions and fees	SFr 1,516	SFr 2,202	SFr 1,484